Investment Risks	Mar. 31, 2024
Schwab Ariel ESG ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab Ariel ESG ETF | Proxy Portfolio Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Proxy Portfolio Risk. Unlike traditional ETFs that disclose their portfolio holdings on a daily basis, the fund does not disclose its holdings daily, rather it discloses a Proxy Portfolio. The goal of the Proxy Portfolio, during all market conditions, is to track closely the daily performance of the Actual Portfolio and minimize intra-day misalignment between the performance of the Proxy Portfolio and the performance of the Actual Portfolio. The Proxy Portfolio is designed to reflect the economic exposures and the risk characteristics of the Actual Portfolio on any given trading day. The Proxy Portfolio is intended to provide authorized participants and other market participants with enough information to support an effective arbitrage mechanism that keeps the market price of the fund at or close to the underlying net asset value (NAV) per share of the fund. The Proxy Portfolio methodology is novel and not yet proven as an effective arbitrage mechanism. The effectiveness of the Proxy Portfolio as an arbitrage mechanism is contingent upon, among other things, the fund’s factor model analysis creating a Proxy Portfolio that performs in a manner substantially identical to the performance of the Actual Portfolio and the willingness of authorized participants and other market participants to trade based on a Proxy Portfolio. There is no guarantee that this arbitrage mechanism will operate as intended. Further, while the Proxy Portfolio may include some of the fund’s holdings, it is not the fund’s Actual Portfolio. ETFs trading on the basis of a published Proxy Portfolio may exhibit wider premiums and discounts, bid/ask spreads, and tracking error than other ETFs using the same investment strategies that publish their portfolios on a daily basis, especially during periods of market disruption or volatility. Therefore, shares of the fund may cost investors more to trade than shares of a traditional ETF. •
Each day the fund calculates the overlap between the holdings of the prior Business Day’s Proxy Portfolio compared to the Actual Portfolio (Proxy Overlap) and the difference, in percentage terms, between the Proxy Portfolio per share NAV and that of the Actual Portfolio (Tracking Error). If the Tracking Error becomes large, there is a risk that the performance of the Proxy Portfolio may deviate from the performance of the Actual Portfolio. •
The fund’s Board of Trustees (the Board) monitors its Tracking Error, bid/ask spread and premiums/discounts. If deviations become too large, the Board will consider the continuing viability of the fund, whether shareholders are being harmed, and what, if any, corrective measures would be appropriate. See the Statement of Additional Information for further discussion of the Board’s monitoring responsibilities. •
Although the fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio to identify a fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the fund and its shareholders. The Proxy Portfolio and any related disclosures have been designed to minimize the risk of predatory trading practices, but they may not be successful in doing so.
Schwab Ariel ESG ETF | Premium/Discount Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Premium/Discount Risk. Publication of the Proxy Portfolio is not the same level of transparency as the publication of the Actual Portfolio by a fully transparent ETF. Although the Proxy Portfolio is intended to provide authorized participants and other market participants with enough information to allow for an effective arbitrage mechanism that is intended to keep the market price of the fund at or close to the underlying NAV per share of the fund, there is a risk (which may increase during periods of market disruption or volatility) that market prices will vary significantly from NAV per share of the fund. This means the price paid to buy shares on an exchange may not match the value of the fund’s portfolio. The same is true when shares are sold.
Schwab Ariel ESG ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Trading Halt Risk. If securities representing 10% or more of the fund’s Actual Portfolio do not have readily available market quotations, the fund will promptly request that the listing exchange halt trading in the fund’s shares which means that investors would not be able to trade their shares. Trading halts may have a greater impact on the fund compared to other ETFs due to the fund’s non-transparent structure. If the trading of a security held in the fund’s Actual Portfolio is halted, or otherwise does not have readily available market quotations, and the investment adviser believes that the lack of any such readily available market quotations may affect the reliability of the Proxy Portfolio as an arbitrage vehicle, or otherwise determines it is in the best interest of the fund, the investment adviser will promptly disclose on the fund’s website the identity and weighting of such security for so long as such security’s trading is halted or otherwise does not have readily available market quotations and remains in the Actual Portfolio.
Schwab Ariel ESG ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the fund. The fund may have a limited number of institutions that act as authorized participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the fund and no other authorized participant is able to step forward to process creation and/or redemption orders, fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced during periods of market volatility or market disruptions. The fact that the fund is offering a novel and unique structure may affect the number of entities willing to act as authorized participants.
Schwab Ariel ESG ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking Error Risk. Although the Proxy Portfolio is designed to reflect the economic exposure and risk characteristics of the fund’s Actual Portfolio on any given trading day, there is a risk that the performance of the Proxy Portfolio will diverge from the performance of the Actual Portfolio, potentially materially.
Schwab Ariel ESG ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Schwab Ariel ESG ETF | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Schwab Ariel ESG ETF | Small-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Schwab Ariel ESG ETF | Mid-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Schwab Ariel ESG ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. As with all actively managed funds, the fund is subject to the risk that its investment adviser and/or subadviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser and/or subadviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.
Schwab Ariel ESG ETF | ESG Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ESG Risk. Because the fund considers ESG metrics in addition to fundamental financial metrics when selecting securities, its portfolio may perform differently than funds that do not screen for ESG attributes. Additionally, the criteria used to select companies for investment may result in the fund investing in securities, industries or sectors that underperform the market as a whole. ESG considerations may prioritize long-term rather than short-term returns. Furthermore, when screening securities’ ESG attributes, the portfolio management team utilizes information published by third-party sources and as a result there is a risk that this information might be incorrect, incomplete, inconsistent or incomparable, which could cause the subadviser to incorrectly assess a company’s business practices with respect to its ESG practices. ESG is not a uniformly defined characteristic and applying ESG criteria involves a subjective assessment.
Schwab Ariel ESG ETF | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Value Investing Risk. Value investing attempts to identify undervalued companies with characteristics for improved valuations. Securities that exhibit value characteristics tend to perform differently and shift in and out of favor with investors depending on changes in market and economic conditions. As a result, the fund’s performance may at times fall behind the performance of other funds that invest more broadly or in securities that exhibit different characteristics.
Schwab Ariel ESG ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Schwab Ariel ESG ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Schwab Ariel ESG ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Schwab Ariel ESG ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Schwab Ariel ESG ETF | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]	Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. In addition, due to the fund’s novel and unique structure, shares of the fund may trade at a larger premium or discount to the NAV of shares of traditional ETFs that disclose their portfolio holdings daily. As a result, an investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market disruptions or volatility.
Schwab Crypto Thematic ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab Crypto Thematic ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, a single adverse economic or regulatory occurrence may have a more significant effect on the fund’s investments, and the fund may experience increased volatility.
Schwab Crypto Thematic ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking Error Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Schwab Crypto Thematic ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Schwab Crypto Thematic ETF | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Schwab Crypto Thematic ETF | Small-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Schwab Crypto Thematic ETF | Mid-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Schwab Crypto Thematic ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Schwab Crypto Thematic ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Schwab Crypto Thematic ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Schwab Crypto Thematic ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Schwab Crypto Thematic ETF | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]	Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s net asset value (NAV), there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption, or as a result of other factors impacting foreign securities, including liquidity, irregular trading activity and timing differences between foreign markets where securities trade and the secondary market where fund shares are sold.
Schwab Crypto Thematic ETF | Risk of Investing in Crypto Ecosystem Companies [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk of Investing in Crypto Ecosystem Companies. The technology relating to digital assets, including blockchain, is new and developing and the risks associated with digital assets may not fully emerge until the technology is widely used. Currently, there are relatively few companies for which digital assets represents an attributable and significant revenue stream or source of profit. Therefore, the values of the companies included in the index may not be a reflection of their connection to digital assets but may be based on other business operations or lines of business which means that such companies’ operating results may not be significantly tied to their respective activities related to digital assets. These companies also may not be able to develop digital asset technology applications or may not be able to capitalize on those applications. Digital asset technologies may never be fully implemented, which could adversely affect an investment in the fund. Additionally, there may be risks posed by the lack of regulation for digital assets and any future regulatory developments could affect the viability and expansion of the use of digital assets.
Schwab Crypto Thematic ETF | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Schwab Crypto Thematic ETF | Large-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Schwab Crypto Thematic ETF | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Investment Risk. The fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include ADRs, GDRs and EDRs, which may be less liquid than the underlying shares in their primary trading market, and GDRs, in particular, many of which are issued by companies in emerging markets, may be more volatile. Foreign securities may also include investments in variable interest entities (VIEs) structures, which are created by China-based operating companies in jurisdictions outside of China to obtain indirect financing due to Chinese regulations that prohibit non-Chinese ownership of those companies. To the extent the fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Schwab Crypto Thematic ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with the fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Schwab Crypto Thematic ETF | Thematic Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Thematic Investing Risk. The fund invests in a portfolio of securities that are based on a theme and its performance may suffer if such theme is not correctly identified or if the theme develops in an unexpected manner. Performance may also suffer if the securities included in the index do not benefit from the development of such theme. A failure to correctly identify the theme or a failure of the theme to develop in the manner expected by the index provider may result from many causes, including government or other oppositions to the theme, incorrect or incomplete demographic or economic data, social and political changes or natural disasters. In addition, the theme may go in and out of favor, which could cause the fund to outperform or underperform other funds that invest in similar asset classes but employ different investment strategies.
Schwab Crypto Thematic ETF | Thematic Index Methodology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Thematic Index Methodology Risk. The index uses certain proprietary methodology to help assess the criteria of companies to be included in the index, including information that may be based on assumptions and estimates. Neither the fund nor the investment adviser can offer assurances that the index methodology will provide an accurate assessment of included companies. The index’s proprietary natural language algorithm may not identify companies that would otherwise have been included in the index if the publicly available data for those companies had used the key words analyzed by the natural language algorithm or, alternatively, the natural language algorithm may identify companies that would not otherwise have been included in the index if the publicly available data for those companies had not used the key words analyzed by the natural language algorithm. There is no guarantee that the index will reflect the Theme exposures intended.
Schwab Crypto Thematic ETF | Sampling Index Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sampling Index Tracking Risk. The fund may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Schwab Crypto Thematic ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.
Schwab Crypto Thematic ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Schwab Crypto Thematic ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Risk. High portfolio turnover may result in the fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Portfolio turnover risk may cause the fund’s performance to be less than expected.